UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on December 31, 1999 pursuant to a request for confidential treatment and for which that confidential treatment expired on 6/30/00 & 9/30/00.

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [ X ]; Amendment Number:     6
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202


Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Correction to Amendment 5









Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:

      /S/ Henry H. Hopkins        Baltimore, Maryland      April 23, 2004
              [Signature]            [City, State]           [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE

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                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 33

Form 13F Information Table Value Total: 443009

List of Other Included Managers: NONE

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                                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY

        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------
A T & T                        COMM STK         001957208   14850   400000   SH       SOLE              0        0   400000
ALCAN ALUMINUM LTD             COMM STK         013716105    3788   121200   SH       SOLE          36700        0    84500
ARMOR HOLDINGS                 COMM STK         042260109     804    73900   SH       SOLE          14500        0    59400
AVIRON                         COMM STK         052762100     342    12000   SH       SOLE              0        0    12000
BERKLEY (W.R.) CORPORATION     COMM STK         084423102    2458    98200   SH       SOLE          33200        0    65000
BOSTON SCIENTIFIC CORP         COMM STK         101137107   31784   723400   SH       SOLE         378100        0   345300
CITRIX SYSTEMS INC             COMM STK         177376100   33671   543900   SH       SOLE         183000        0   360900
CONCORD EFS INC                COMM STK         206197105   56838  1342300   SH       SOLE         423500        0   918800
DELL COMPUTER CORP             COMM STK         247025109   24172   578100   SH       SOLE         342800        0   235300
FEDERATED INVESTORS            COMM STK         314211103   13257   768500   SH       SOLE         641400        0   127100
GOLD FIELDS LTD NEW            ADR              38059T106    2251   490000   SH       SOLE         240000        0   250000
HILB ROGAL & HAMILTON          COMM STK         431294107     759    30300   SH       SOLE              0        0    30300
JDS UNIPHASE CORP              COMM STK         46612J101   64204   535730   SH       SOLE         305130        0   230600
LENNAR CORP                    COMM STK         526057104    1881    78355   SH       SOLE              0        0    78355
MARTIN MARIETTA MATERIALS      COMM STK         573284106    5787   144900   SH       SOLE          44900        0   100000
MCWHORTER TECHNOLOGIES         COMM STK         582803102     739    50100   SH       SOLE              0        0    50100
MEDIAONE GROUP INC             COMM STK         58440J104   23416   314840   SH       SOLE         289840        0    25000
METRO INFORMATION SVCS         COMM STK         59162P104    1284   100000   SH       SOLE              0        0   100000
NABI INC                       COMM STK         628716102    2094   409835   SH       SOLE         134835        0   275000
NEXTEL COMMUNICATIONS          COMM STK         65332V103   31547   628200   SH       SOLE         128200        0   500000
OFFICE DEPOT                   COMM STK         676220106    4584   450000   SH       SOLE              0        0   450000
PENN ENGINEERING & MFG         COMM STK         707389102     134     6600   SH       SOLE              0        0     6600
PENN ENGINEERING & MFG         COMM STK         707389300     117     5200   SH       SOLE              0        0     5200
POTLATCH CORP                  COMM STK         737628107    3007    73000   SH       SOLE          23700        0    49300
SEPRACOR INC                   COMM STK         817315104    2070    25520   SH       SOLE           3300        0    22220
SUNGARD DATA SYSTEMS           COMM STK         867363103    8587   248900   SH       SOLE         152800        0    96100
TACO CABANA INC CL A           COMM STK         873425102     320    33200   SH       SOLE              0        0    33200
TYCO INTERNATIONAL LTD         COMM STK         902124106   15744   152484   SH       SOLE         106884        0    45600
VELCRO INDUSTRIES N V          COMM STK         922571104     728    60000   SH       SOLE              0        0    60000
VERITAS SOFTWARE CO            COMM STK         923436109   47857   630212   SH       SOLE         235912        0   394300
WASTE MANAGEMENT INC           COMM STK         94106L109   28644  1487977   SH       SOLE        1237977        0   250000



WATERS CORPORATION             COMM STK         941848103   15274   252200   SH       SOLE         115100        0   137100
YAHOO INC                      COMM STK         984322106      17      100   SH       SOLE              0        0      100

Amended Filing:  	We inadvertently did not make these securities public for the specific quarter to
			which this Amendment relates.

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